Schedule of Investment in Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 2,565	₪ 3,141
Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment
Novellus DX Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	1,600	3,141
Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 965